As filed with the Securities and Exchange Commission on October 30, 2023

Registration Statement File No. 333-229670

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 8

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 262

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum
Head of MMUS Law

Massachusetts Mutual Life Insurance Company
1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 17, 2023 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on ________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 7 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 261 was filed under the Investment Company Act of 1940 on September 1, 2023 (collectively, the “Amendments”), and pursuant to Rule 485(a)(1) would have become effective on October 31, 2023. Post-Effective Amendment No. 8 and Amendment No. 262 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 17, 2023 as the new date upon which the Amendments shall become effective.

PARTS A, B, AND C

The Prospectus dated May 1, 2023, as supplemented, is incorporated into Part A of this Post-Effective Amendment No. 8 by reference to Registrant’s filings under Rule 485(b) as filed on April 25, 2023 and Rule 485(a) as filed on September 1, 2023.

The Statement of Additional Information dated May 1, 2023 is incorporated into Part B of this Post-Effective Amendment No. 8 by reference to Registrant’s filing under Rule 485(b) as filed on April 25, 2023.

The Other Information section is incorporated into Part C of this Post-Effective Amendment No. 8 by reference to Registrant’s filing under Rule 485(a) as filed on September 1, 2023.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf, duly authorized, in the City of Wilmington, and the State of North Carolina on this 30th day of October, 2023.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT 1

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer (principal executive officer)
Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	October 30, 2023
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	October 30, 2023
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	October 30, 2023
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	October 30, 2023
Mark T. Bertolini

KAREN H. BECHTEL *	Director	October 30, 2023
Karen H. Betchel

KATHLEEN A. CORBET *	Director	October 30, 2023
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	October 30, 2023
James H. DeGraffenreidt, Jr.

BERNARD A. HARRIS, JR. *	Director	October 30, 2023
Bernard A. Harris, Jr.

MICHELLE K. LEE *	Director	October 30, 2023
Michelle K. Lee

ISABELLA D. GOREN *	Director	October 30, 2023
Isabella D. Goren

JEFFREY M. LEIDEN *	Director	October 30, 2023
Jeffrey M. Leiden

LAURA J. SEN *	Director	October 30, 2023
Laura J. Sen

WILLIAM T. SPITZ *	Director	October 30, 2023
William T. Spitz

H. TODD STITZER *	Director	October 30, 2023
H. Todd Stitzer

/s/ GARY F. MURTAGH
* Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney